Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued Expenses

Note 4. Accrued Expenses

Accrued expenses consist of the following:

(In thousands)	DECEMBER 31, 2017	SEPTEMBER 30, 2018
Accrued employee costs	$566	$2,759
Accrued research costs	1,581	2,739
Other	410	762

Accrued expenses	$2,557	$6,260

Note 4. Accrued Expenses

Accrued expenses consist of the following:

	DECEMBER 31,
(In thousands)	2016	2017
Accrued employee costs	$744	$1,581
Accrued research costs	70	566
Other	88	410

Accrued expenses	$902	$2,557